Shareholder Fees {- Fidelity Freedom Blend 2030 Fund}	Apr. 02, 2021 USD ($)
NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 | Fidelity Freedom Blend 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none